Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 750	$ 2,343
Other current receivables	1,000	1,993
Total current assets	1,750	4,336
Non-current assets
Intangible assets, net	10,451	12,328
Goodwill	26,144	26,144
Property, plant and equipment, net	107	268
Right of use assets	347	348
Investment in associated companies	111	105
Total non-current assets	37,160	39,193
Total assets	38,910	43,529
Current liabilities
Trade payables	10,311	9,432
Other payables	4,140	4,350
Short term loan	2,115	1,000
Convertible notes	5,084	3,651
Warrants - derivative financial liability	9	1,384
Bridge loans liabilities	532	902
Lease liabilities	62	81
Total current liabilities	22,253	20,800
Non-current liabilities
Lease liabilities	365	337
Total non-current liabilities	365	337
Total liabilities	22,618	21,137
Equity
Issued capital and additional paid in capital	110,188	89,976
Foreign currency translation reserve	(3,421)	(1,797)
Transaction with non-controlling interest reserve	258	258
Accumulated losses	(105,664)	(82,026)
Total equity attributable to owners of the parent	1,361	6,411
Non- controlling interest	14,931	15,981
Total equity	16,292	22,392
Total liabilities and shareholders’ equity	$ 38,910	$ 43,529